Related Party Transactions - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended						0 Months Ended
	Dec. 31, 2013 joint_venture		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014 joint_venture	Sep. 30, 2013	Dec. 31, 2013 joint_venture		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2016	Dec. 31, 2014	Dec. 30, 2014
Related Party Transaction [Line Items]
Revenues	$ 343.9		$ 338.2	$ 332.7	$ 279.2		$ 335.8	$ 331.5	$ 331.4	$ 285.9	$ 958.8	$ 950.1	$ 1,294.0	[1]	$ 1,284.6	[1]	$ 1,277.1	[1]
Equity Method Investment, Number of Investments	2										2		2
Equity Method Investments	24.1						11.3				22.6		24.1		11.3
Percentage of Company's ownership in group of assets sold	50.00%
Proceeds from dispositions	17.5										2.3	11.1	28.7		0.5		0.8
Percentage of Company's ownership in group of assets contributed to a joint venture	50.00%
Net gain (loss) on dispositions	17.5	[2]	0.1	(0.1)	9.8	[3]	(0.4)	(0.3)	(0.7)	(0.8)	1.4	9.8	27.3		(2.2)		(2.0)
CBS Corp.
Related Party Transaction [Line Items]
Selling, General and Administrative Expenses from Transactions with Related Party											9.5	48.7	60.9		47.7		46.2
Accounts Receivable, Related Parties, Current	0										0.3		0
Accounts Payable, Related Parties, Current	0										1.0		0
Revenues											14.5
Revenue from Related Parties											7.7	12.3	14.9		16.6		20.1
Other Related Parties
Related Party Transaction [Line Items]
Revenues											6.0
Revenue from Related Parties											4.3	5.6	9.3		9.4		11.4
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%										50.00%		50.00%
Subsequent Event | CBS Corp.
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current																					$ 9.5
Licensing Agreement, Corporate Name, Term of Agreement After the Split-Off																				Dec. 31, 2014
Licensing Agreement, Mark and Logo, Term of Agreement After the Split-Off																			Mar. 31, 2016

[1]	Revenues classifications are based on customers’ locations.
[2]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[3]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.